Other Receivables and Other Current Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Other Receivables and Other Current Assets [Abstract]
Other receivables and other current assets

Note 5 – Other receivables and other current assets

	As of March 31, 2024	As of June 30, 2023
	(Unaudited)	(Audited)
Deposits (i)	$117,830	$59,486
Prepaid tax	5,287	1,595
Prepaid expense (ii)	152,840	552,044
Software development deposit (iii)	84,701	-
Total other receivables and other current assets	$360,658	$613,125

(i)	The balance of deposits mainly represented deposit made by the Company to a third-party service provider to secure the service, security deposit consists of rent and utilities, and others. As of March 31, 2024 and 2023, no allowance was recorded against doubtful receivables.

(ii)

The balance of prepaid expense mainly represented prepayment made by the Company to third parties for cyber security service, director & officer liability insurance (“D&O Insurance”) or other professional service.

In July 2022, the Company entered into an IT service agreement (“Service Agreement”) with a third party. Pursuant to the Service Agreement, the third party will provide IT and advisory service to the Company to enhance its cyber security for a two-year period with a consideration of $477,251. The Company amortized the prepaid expense related to Service Agreement based on the service performed and completed during each period. As of March 31, 2024, the balance of prepaid expense pertained to the Service Agreement amounted to $62,495.

In February 2024, the Company purchased a D&O Insurance premium amounting $74,078 which covers a period of twelve months, to be expired on February 24, 2025. As of March 31, 2024, the balance of prepaid expenses pertaining to the D&O Insurance amounted to $67,904.

(iii)	On July 20, 2023, the Company entered into a software development agreement (the “Agreement”) with Nexgen Advisory Sdn Bhd (“Nexgen”), an unrelated third party. Pursuant to the Agreement, the Company engaged with Nexgen in software development related to the creation of an artificial intelligence-powered travel platform. As of September 30, 2023, the Company had made a $209,768 service deposit to Nexgen; however, the service had not yet commenced. On September 25, 2023, the Company terminated the Agreement with Nexgen. As of March 31, 2024, the Company has collected $125,067 of the service deposit as mentioned above and expected to collect the remaining by the end of June 2024.

Note 5 – Other receivables and other current assets

	As of June 30, 2023	As of June 30, 2022
Deposits (1)	$59,486	$6,020
Prepaid tax	1,595	2,760
Prepaid expense (2)	552,044	-
Total other receivables and other current assets	$613,125	$8,780

(1)	The balance of deposits mainly represented deposit made by the Company to a third party service provider to secure the service, security deposit consists of rent and utilities, and others. As of June 30, 2023 and 2022, no allowance was recorded against doubtful receivables.

(2)	The balance of prepaid expense mainly represented prepayment made by the Company to third parties for cyber security service, director & officer liability insurance (“D&O Insurance”) or other professional service.

In July 2022, the Company entered into an IT service agreement (“Service Agreement”) with a third party. Pursuant to the Service Agreement, the third party will provide IT and advisory service to the Company to enhance its cyber security for a two-year period with a consideration of $477,251. The Company expenses the prepaid expense related to Service Agreement based on the service performed and completed during each period. As of June 30, 2023, the balance of prepaid expense pertained to the Service Agreement amounted to $181,237.

In March 2023, the Company has purchased a D&O Insurance premium amounted to $311,250 which cover a period of twelve months, to be expired on February 24, 2024. As of June 30, 2023, the balance of prepaid expense pertained to the D&O Insurance amounted to $207,500.